Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Options outstanding (in shares)	0	0	0
Average number of outstanding awards of unvested shares (in shares)	1,800	1,700	1,500
Net income, basic	$ 231,942	$ 216,316	$ 225,492
Net income, diluted	$ 231,942	$ 216,316	$ 225,492
Basic Earnings Per Share
Basic earnings per share (in dollars per share)	$ 5.61	$ 4.80	$ 4.62
Diluted Earnings Per Share
Diluted earnings per share (in dollars per share)	$ 5.47	$ 4.71	$ 4.58
Voting Common Stock
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	41,888	45,701	49,423
Weighted average number of common shares held as treasury stock (in shares)	(572)	(619)	(619)
Weighted average number of participating shares (in shares)	41,316	45,082	48,804
Basic earnings per share (in dollars per share)	$ 5.61	$ 4.80	$ 4.62
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	41,316	45,082	48,804
Net dilution impact related to awards of unvested common shares (in shares)	1,100	817	473
Weighted average number of diluted common shares (in shares)	42,416	45,899	49,277
Diluted earnings per share (in dollars per share)	$ 5.47	$ 4.71	$ 4.58